Treasury Risk Management - Summary of Derivative Cash Flow Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	€ 3,510	€ 2,863
Foreign exchange cash outflows	(3,536)	(2,905)
Interest rate cash flows	(24)	(2)
Commodity contracts cash flows	(19)	(3)
Within 1 year [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	3,510	2,863
Foreign exchange cash outflows	(3,536)	(2,905)
Interest rate cash flows	30	4
Commodity contracts cash flows	(19)	(3)
Due between 1 and 2 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate cash flows	45	(6)
Due between 2 and 3 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate cash flows	(26)
Due between 3 and 4 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate cash flows	31
Due between 4 and 5 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate cash flows	(44)
Later than 5 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate cash flows	(60)
Net Carrying Amount [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash outflows	(8)	(40)
Interest rate cash flows	(351)
Commodity contracts cash flows	€ (7)	€ 18